Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

On July 7, 2014, we issued a convertible note payable to a stockholder, in the principal amount of 44,675 swiss francs of which the Company received $50,000. The note matures on July 7, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.00 per share and has warrants attached for the purchase of 50,000 shares of common stock at the rate of $1.20 per share. No value was assigned to the warrants at issuance. The warrants expire on July 7, 2019.
On July 11, 2014, we issued a convertible note payable to a stockholder, in the amount of 38,335 swiss francs of which the Company received $43,000. The note matures on July 11, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.00 per share and has warrants attached for the purchase of 43,000 shares of common stock at the rate of $1.20 per share. No value was assigned to the warrants at issuance. The warrants expire on July 11, 2019.
On July 18, 2014, we issued a convertible note payable to a stockholder, in the amount of 30,525 swiss francs of which the Company received $34,000. The note matures on July 18, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.00 per share and has warrants attached for the purchase of 34,000 shares of common stock at the rate of $1.20 per share. No value was assigned to the warrants at issuance. The warrants expire on July 18, 2019.
On August 1, 2014, we issued a convertible note payable to a stockholder, in the amount of 90,790 swiss francs of which the Company received $100,000. The note matures on August 1, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.00 per share and has warrants attached for the purchase of 100,000 shares of common stock at the rate of $1.20 per share. No value was assigned to the warrants at issuance. The warrants expire on August 1, 2019.
On August 15, 2014, the Company and the holder and stockholder of a $25,000 note dated May 8, 2013 executed a letter agreement pursuant to which they agreed that: (i) the maturity date of the Note was extended to be September 30, 2014 and (ii) all interest principal and interest due on the Note shall not be due and payable until September 30, 2014.
On August 15, 2014, the Company and the holder and stockholder of a $110,000 note dated May 20, 2013 executed a letter agreement pursuant to which they agreed that: (i) the maturity date of the Note was extended to be September 20, 2014 and (ii) all interest principal and interest due on the Note shall not be due and payable until September 20, 2014.
On August 15, 2014, the Company and the holder and stockholder of a $150,000 note dated June 28, 2013 executed a letter agreement pursuant to which they agreed that: (i) the maturity date of the Note was extended to be March 31, 2015 and (ii) all interest principal and interest due on the Note shall not be due and payable until March 31, 2015.
On August 22, 2014, the Company and the holder of a $250,000 note dated August 15, 2012 executed a letter agreement pursuant to which they agreed that: all accrued interest due on the note and interest that will accrue going forward shall not be due and payable until August 15, 2015. In consideration for the extension granted by the holder, the Company will issue to the holder warrants to purchase 50,000 shares of Common Stock with an exercise price of $1.20 per share and an expiration date of August 15, 2019 and agreed to extend the expiration on the previously awarded warrants to August 15, 2019 and adjust their exercise price downward to $1.20 per share.

Note 13. Subsequent Events

   On January 06, 2014, we issued a convertible note payable to a stockholder, in the amount of $25,000. The note matures on January 06, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.51 per share and has warrants attached for the purchase of 8,278 shares of common stock at the rate of $2.01 per share. The warrants expire on January 06, 2019.

    On January 10, 2014, we issued a convertible note payable to a stockholder, in the amount of $35,000. The note matures on January 10, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $.1.51 per share and has warrants attached for the purchase of 11,589 shares of common stock at the rate of $.2.01 per share. The warrants expire on January 10, 2019.

      On January 17, 2014, we issued a convertible note payable to a stockholder, in the amount of $40,000. The note matures on January 17, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.51 per share and has warrants attached for the purchase of 13,245 shares of common stock at the rate of $2.01 per share. The warrants expire on January 17, 2019.

On January 27, 2014 the Company sold units consisting of 132,450 shares at a price of $1.51 per share and warrants to purchase 66,225 shares at an exercise price of $2.01 per share, for total consideration of $200,000. The warrants expire January 27, 2019.

      On February 4, 2014, we issued a convertible note payable to a stockholder, in the amount of $120,000. The note matures on February 4, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.51 per share and has warrants attached for the purchase of 39,733 shares of common stock at the rate of $2.01 per share. The warrants expire on February 4, 2019.

      On February 14, 2014, we issued a convertible note payable to a stockholder, in the amount of $150,000. The note matures on February 14, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.51 per share and has warrants attached for the purchase of 49,669 shares of common stock at the rate of $2.01 per share. The warrants expire on February 14, 2019.

      On February 28, 2014, we issued a convertible note payable to a stockholder, in the amount of $130,000. The note matures on February 28, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.51 per share and has warrants attached for the purchase of 43,044 shares of common stock at the rate of $2.01 per share. The warrants expire on February 28, 2019.

      On March 14, 2014, we issued a convertible note payable to a stockholder, in the amount of $80,000. The note matures on March 14, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.51 per share and has warrants attached for the purchase of 26,490 shares of common stock at the rate of $2.01 per share. The warrants expire on March 14, 2019.

      On March 28, 2014, we issued a convertible note payable to a stockholder in the amount of $80,000. The note matures on March 28, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.51 per share and has warrants attached for the purchase of 26,490 shares of common stock at the rate of $2.01 per share. The warrants expire on March 28, 2019.

      On April 4, 2014, we issued a convertible note payable to a stockholder, in the amount of $50,000. The note matures on April 4, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.51 per share and has warrants attached for the purchase of 16,556 shares of common stock at the rate of $2.01 per share. The warrants expire on April 4, 2019.

      On April 4, 2014, the Company and the holder and stockholder of a $750,000 note dated April 1, 2012 executed a letter agreement pursuant to which they agreed that: (i) the maturity date of the Note was extended to be March 31, 2015 and (ii) all interest principal and interest due on the Note shall not be due and payable until March 31, 2015. In consideration for the extension granted by the holder, the Company will issue to the holder warrants to purchase 750,000 shares of Common Stock with an exercise price of $1.26 per share and an expiration date of March 31, 2019.

On April 10, 2014 James M. Hawes resigned from the Board of Directors of eFleets Corporation and from the Board of the Company’s wholly-owned subsidiary, Good Earth Energy Conservation, Inc.

On April 11, 2014, we issued a convertible note payable to a stockholder, in the amount of $70,000. The note matures on April 11, 2015 and accrues interest at the annual rate of 8%. The note can be converted into our common stock at the rate of $1.51 per share and has warrants attached for the purchase of 23,179 shares of common stock at the rate of $2.01 per share. The warrants expire on April 11, 2019.

     On April 14, 2014, the Company and the holders of a series $1,750,000 notes dated April 1, 2012 executed a letter agreement pursuant to which they agreed that: all accrued interest due on the note and interest that will accrue going forward shall not be due and payable until October 1, 2014. In consideration for the extension granted by the holder, the Company will issue to the holder warrants to purchase 347,667 shares of Common Stock with an exercise price of $1.26 per share and an expiration date of March 31, 2019.